NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Accounting Policies [Abstract]
Anti-dilutive securities
	May 31, 2017	May 31, 2016
Stock options	981,475	526,976
Warrants	2,731,523	967,934
Preferred stock	1,361,837	1,906,404
Convertible debt	520,548	—
Total	5,595,383	3,401,314

	February 28, 2017	February 29, 2016
Stock options	966,474	426,976
Warrants	2,698,694	913,514
Preferred stock	1,350,109	497,527
Convertible debt	507,946	-
Total	5,523,223	1,838,017